Allowance for Loan and Lease Losses ("ALLL") (Summary of Company's Allowance for Loan and Lease Losses) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	$ 39,169	$ 40,230
Charge-offs	(12,831)	(13,263)
Recoveries	655	427
Provision	11,745	11,775
Ending Balance	38,738	39,169
Real Estate [Member] | Residential 1-4 Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	3,848	2,999
Charge-offs	(1,312)	(2,743)
Recoveries	107	64
Provision	2,177	3,528
Ending Balance	4,820	3,848
Real Estate [Member] | Non-Farm/Non-Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	12,203	8,313
Charge-offs	(1,226)	(1,033)
Recoveries	18	16
Provision	(888)	4,907
Ending Balance	10,107	12,203
Real Estate [Member] | Construction/Land Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	9,478	10,565
Charge-offs	(466)	(5,651)
Recoveries	106	30
Provision	2,882	4,534
Ending Balance	12,000	9,478
Real Estate [Member] | Agricultural [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	3,383	2,569
Charge-offs	(997)	(771)
Recoveries	141
Provision	351	1,585
Ending Balance	2,878	3,383
Real Estate [Member] | Multifamily Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	2,564	1,320
Provision	(534)	1,244
Ending Balance	2,030	2,564
Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	4,591	4,142
Charge-offs	(1,323)	(1,465)
Recoveries	35	142
Provision	352	1,772
Ending Balance	3,655	4,591
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	1,209	2,051
Charge-offs	(732)	(825)
Recoveries	238	166
Provision	300	(183)
Ending Balance	1,015	1,209
Direct Financing Leases [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	1,632	1,726
Charge-offs	(361)	(413)
Recoveries	2	5
Provision	777	314
Ending Balance	2,050	1,632
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	261	201
Charge-offs	(219)	(87)
Recoveries	8	4
Provision	133	143
Ending Balance	183	261
Covered Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge-offs	(6,195)	(275)
Provision	6,195	275
Unallocated [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance		6,344
Provision		$ (6,344)